Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reclassification adjustment for realized gains on available-for-sale securities included in net income, net of taxes		$ 263
Unrealized holding gains (losses) on securities during the period, net of tax (benefit)	$ 4,605	497
Change in funded status of defined benefit plan, net of tax benefits	252	104
Amortization of prior service included in net periodic pension expense, net of tax benefits	19	19
Amortization of net loss included in net periodic pension cost, net of taxes	$ 38	$ 57